Other operating income (Tables)	12 Months Ended
Dec. 31, 2018
Other operating income
Schedule of other operating income

DKK thousand	2018	2017	2016
Gross proceeds from sale of future royalties and milestones	1,310,237	0	0
Royalty expenses regarding the above sale of future royalties and milestones	(176,882)	0	0
Fee, advisors regarding the above sale of future royalties and milestones	(34,459)	0	0
Research funding	0	40	920
Government grants	630	567	777
Total other operating income	1,099,526	607	1,697